ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Minimum Capital Position (Details) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Additional information [abstract]
Capital Requirement	$ 1,001,481,864	$ 454,010,943
Integration	3,240,767,450	1,376,283,996
Excess of Integration	$ 2,239,285,586	$ 922,273,053